Property, plant and equipment - Summary of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	£ 979.5	[1]	£ 968.7
Charge for the year	225.1		230.7		£ 215.2
Ending balance	1,083.0		979.5	[1]	968.7
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,317.9		2,322.0
Additions	314.8		288.9
New acquisitions	3.1		5.5
Disposals	(255.7)		(142.6)
Exchange adjustments	60.6		(155.9)
Ending balance	2,440.7		2,317.9		2,322.0
Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,338.4		1,353.3
Charge for the year	225.1		230.7
Disposals	(240.5)		(134.8)
Exchange adjustments	34.7		(110.8)
Ending balance	1,357.7		1,338.4		1,353.3
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37.1		37.1
Ending balance	37.1		37.1		37.1
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37.1		37.1
Ending balance	37.1		37.1		37.1
Freehold buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	90.3		101.2
Ending balance	108.4		90.3		101.2
Freehold buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	118.8		126.4
Additions	17.7		4.3
New acquisitions	0.1
Disposals			(1.2)
Exchange adjustments	(1.1)		(10.7)
Ending balance	135.5		118.8		126.4
Freehold buildings [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	28.5		25.2
Charge for the year	3.1		6.9
Disposals			(1.9)
Exchange adjustments	(4.5)		(1.7)
Ending balance	27.1		28.5		25.2
Leasehold buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	555.7		502.7
Ending balance	635.1		555.7		502.7
Leasehold buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,081.8		1,012.5
Additions	161.4		165.0
New acquisitions	0.9		2.0
Disposals	(83.5)		(46.1)
Exchange adjustments	41.8		(51.6)
Ending balance	1,202.4		1,081.8		1,012.5
Leasehold buildings [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	526.1		509.8
Charge for the year	91.5		86.7
Disposals	(74.6)		(42.6)
Exchange adjustments	24.3		(27.8)
Ending balance	567.3		526.1		509.8
Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	140.3		162.6
Ending balance	145.6		140.3		162.6
Fixtures, fittings and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	377.2		402.6
Additions	49.9		31.7
New acquisitions	1.2		2.4
Disposals	(62.9)		(40.7)
Exchange adjustments	9.9		(18.8)
Ending balance	375.3		377.2		402.6
Fixtures, fittings and equipment [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	236.9		240.0
Charge for the year	44.4		47.0
Disposals	(58.0)		(35.9)
Exchange adjustments	6.4		(14.2)
Ending balance	229.7		236.9		240.0
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	156.1		165.1
Ending balance	156.8		156.1		165.1
Computer equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	703.0		743.4
Additions	85.8		87.9
New acquisitions	0.9		1.1
Disposals	(109.3)		(54.6)
Exchange adjustments	10.0		(74.8)
Ending balance	690.4		703.0		743.4
Computer equipment [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	546.9		578.3
Charge for the year	86.1		90.1
Disposals	(107.9)		(54.4)
Exchange adjustments	8.5		(67.1)
Ending balance	£ 533.6		£ 546.9		£ 578.3

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.